Other Non-Current Assets (Tables)	12 Months Ended
Dec. 31, 2020
Other Non-Current Assets
Schedule of other non current assets

	As of
	December 31,
(in thousands of euros)	2018	2019	2020
Accrued income	1,932	2,000	—
Long‑term deposit accounts	108	792	1,698
Security deposits	—	8	8
Tax loss carry back	333	333	—
Other non‑current assets	2,374	3,135	1,706